Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Interest expense									$ (6,184)	$ (7,500)
Loss before equity in undistributed net earnings of subsidiaries									7,304	4,805
Income tax benefit									1,725	847
Net income	1,966	1,384	936	1,293	1,489	1,193	523	753	5,579	3,958
Comprehensive income									4,100	6,968
FCBC [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiaries									4,747	2,500
Interest expense									(833)	(770)
Other expense, net									(2,111)	(2,245)
Loss before equity in undistributed net earnings of subsidiaries									1,803	(515)
Income tax benefit									1,001	1,025
Equity in undistributed net earnings of subsidiaries									2,775	3,448
Net income									5,579	3,958
Comprehensive income									$ 4,100	$ 6,968